Document And Entity Information	Nov. 30, 2021
Document Information [Line Items]
Entity, Registrant Name	HARTE HANKS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 30, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7120
Entity, Tax Identification Number	74-1677284
Entity, Address, Address Line One	2800 Wells Branch Parkway
Entity, Address, City or Town	Austin
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78728
City Area Code	512
Local Phone Number	434-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000045919